Income Taxes	9 Months Ended
Sep. 30, 2019
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Income Taxes
18.	INCOME TAXES
Income Tax Recognized in Profit or Loss

	For the Nine months ended September 30
	2018	2019
Current tax
In respect of the current period	$(14,439)	$(395,290)

a.	Cayman Islands
The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders
.

b.	Singapore
ASLAN Pharmaceuticals Pte. Ltd. and Jaguahr Therapeutics Pte. Ltd., incorporated in Singapore, are subject to the statutory corporate income tax rate of 17%. In connection with the licensing agreements with BioGenetics in February and March 2019, and collected upfront payments totaled $3,000,000 from BioGenetics in total, which was subject to withholding taxes of 15% in compliance with local regulations in South Korea. The Group therefore recognized income tax expense at an amount of $450,000. Except for the above, ASLAN Pharmaceuticals Pte. Ltd. and Jaguahr Therapeutics Pte. Ltd. have no taxable income for the nine months ended September 30, 2019 and 2018, and therefore, no other provision for income tax is required.

c.	Taiwan
ASLAN Pharmaceuticals Taiwan Limited, incorporated in Taiwan, is subject to the statutory corporate income tax rate of 17% and 20% in 2018 and 2019, respectively. The Income Tax Act in the ROC was amended in 2018, and the corporate income tax rate was adjusted from 17% to 20%. In addition, the rate of the corporate surtax applicable to the 2018 unappropriated earnings is reduced from 10% to 5%.
The income tax returns have been assessed by the tax authorities through 2017
.

d.	Australia
ASLAN Pharmaceuticals Australia Pty Ltd., incorporated in Australia, is subject to the statutory corporate income tax of 30%. ASLAN Pharmaceuticals Australia Pty Ltd. has no taxable income for the nine months ended September 30, 2018 and 2019, and therefore, no provision for income tax is required. . A tax incentive was obtained from the Australian government on August 23, 2019 for $79,710 due to research and development activities carried out in Australia during the year 2018
.
e.	Hong Kong
ASLAN Pharmaceuticals Hong Kong Limited, incorporated in Hong Kong, is subject to the statutory corporate income tax of 16.5%. Under the Hong Kong tax law, ASLAN Pharmaceuticals Hong Kong Limited is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. ASLAN Pharmaceuticals Hong Kong Limited has no taxable income for the nine months ended September 30, 2018 and 2019, and therefore, no provision for income tax is required.

f.	China
ASLAN Pharmaceuticals (Shanghai) Co. Ltd., incorporated in China, is subject to the statutory corporate income tax rate of 25%. ASLAN Pharmaceuticals (Shanghai) Co. Ltd. has no taxable income for the nine months ended September 30, 2018 and 2019, and therefore, no provision for income tax is required.

g.	United States of America
ASLAN Pharmaceuticals (USA) Inc., incorporated in Delaware, U.S.A. in October 2018, is subject to the statutory federal income tax rate of 21% and state income tax rate of 8.7%. ASLAN Pharmaceuticals (USA) Inc. has no taxable income for the nine months ended September 30, 2019, and therefore, no provision for income tax is required.